Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Estimated Useful Lives of Property and equipment

Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Leasehold improvements	114,319	93,898
Electronic equipment	42,363	47,463
Machinery	18,225	7,610
Office furniture and equipment	15,499	15,373
Vehicles	3,927	3,969
Construction in progress	12	12,253
Total	194,345	180,566
Less: accumulated depreciation	(119,972)	(103,552)
Property and equipment, net	74,373	77,014